Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	3 Months Ended
Mar. 31, 2016
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	March 31,	December 31,
	2016	2015
Borrowings under lines of credit	$115.499	$109.230
Commercial Paper Program	233.353	-
Other financial liabilities	11	22
Short-term debt	$348.863	$109.252
Short-term debt from related parties (see Note 2.b)	63.984	19.052
Short-term debt and short-term debt from related parties	$412.847	$128.304